NATURE OF OPERATIONS (Details)	Feb. 28, 2026 claim
NATURE OF OPERATIONS
Number of unpatented lode mining claims	263
Oregon
NATURE OF OPERATIONS
Number of unpatented placer mining claims	71
Nevada
NATURE OF OPERATIONS
Number of unpatented placer mining claims	27